Note 20 - Condensed financial information of the parent company: Condensed Cash Flow Statement (Tables)	12 Months Ended
Dec. 31, 2024
Parent Company
Condensed Cash Flow Statement

	For the Years Ended December 31,
	2024	2023	2022

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(480,019)	$856,536	$2,851,467
Adjustments to reconcile net(loss) income to net cash used in operating activities:
Equity loss (income) of subsidiaries	300,348	(856,536)	(2,851,467)
Changes in prepayments and other receivables	(39,625)	-	-
Net cash used in operating activities	(219,296)	-	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to subsidiaries	(1,214,729)	-	-
Net cash used in investing activities	(1,214,729)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares upon IPO	5,000,000	-	-
Proceeds from issuance of shares pursuant to exercise of over-allotment	413,940	-	-
Payments of initial public offering costs	(1,418,521)	-	-
Net cash provided by financing activities	3,995,419	-	-

Effect of exchange rate change on cash and restricted cash	-	-	-

Changes in cash and restricted cash	2,561,394	-	-

Cash and restricted cash, beginning of year	-	-	-

Cash and restricted cash, end of year	$2,561,394	$-	$-
Cash	2,057,850	-	-
Restricted cash	503,544	-	-